Risk management - Expected reclassification of the cumulative exchange difference from other comprehensive income to profit or loss (Details) $ in Millions	9 Months Ended
Sep. 30, 2022 COP ($)
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	$ 3,908,021
Taxes	(1,367,807)
After taxes	2,540,214
2022 (Oct-Dec)
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	2,035,396
Taxes	(712,387)
After taxes	1,323,009
2023
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	(72,675)
Taxes	25,436
After taxes	(47,239)
2024
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	690,910
Taxes	(241,819)
After taxes	449,091
2025
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	663,040
Taxes	(232,064)
After taxes	430,976
2026
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	591,350
Taxes	(206,973)
After taxes	$ 384,377